Baird Short-Term Municipal Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 98.4%	Par	Value
Alabama - 3.1%
Alabama Housing Finance Authority, 5.00%, 05/01/2026 (a)	$4,000,000	$4,040,967
Black Belt Energy Gas District
5.25%, 12/01/2028	3,205,000	3,395,297
5.25%, 02/01/2053 (Callable 03/01/2029) (a)	1,250,000	1,340,689
5.00%, 05/01/2053 (a)	8,000,000	8,385,726
City of Oxford AL, 3.80%, 09/01/2041 (Callable 10/01/2024) (a)	1,000,000	1,000,000
City of Phenix City AL, 2.00%, 04/01/2027	1,090,000	1,060,498
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030) (a)	5,500,000	6,007,493
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	8,400,000	8,525,230
Macon County Board of Education, 3.25%, 02/01/2026 (Callable 11/01/2024)	375,000	374,857
Selma Industrial Development Board, 2.00%, 11/01/2033 (a)	750,000	750,000
Southeast Alabama Gas Supply District
5.00%, 04/01/2026	1,000,000	1,024,268
5.00%, 04/01/2027	1,000,000	1,041,431
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	1,250,000	1,363,429
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	6,500,000	7,003,993
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)	495,000	501,210
		45,815,088

Alaska - 0.3%
Alaska Housing Finance Corp., 3.75%, 12/01/2042 (Callable 06/01/2028)	1,630,000	1,641,078
University of Alaska
4.00%, 10/01/2025	330,000	332,304
4.00%, 10/01/2026 (Callable 11/01/2024)	1,400,000	1,401,003
5.00%, 10/01/2026	865,000	896,868
		4,271,253

Arizona - 1.4%
Arizona Industrial Development Authority
5.00%, 05/01/2025	405,000	222,750
5.00%, 07/01/2027 (Callable 07/01/2026)	230,000	237,194
5.00%, 11/01/2028 (Callable 05/01/2028)	7,505,000	8,024,875
5.00%, 07/01/2029 (Callable 07/01/2026)	260,000	268,207
5.00%, 07/01/2030 (Callable 07/01/2026)	400,000	411,895
1.77%, 09/01/2030 (a)(b)	4,566,576	4,299,494
5.00%, 07/01/2031 (Callable 07/01/2026)	195,000	200,433
3.63%, 05/20/2033	3,866,321	3,789,426
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 10/22/2024)	340,000	338,892
4.00%, 05/15/2026 (Callable 10/22/2024)	320,000	317,955
4.00%, 05/15/2027 (Callable 10/22/2024)	620,000	614,505
4.00%, 05/15/2030 (Callable 10/22/2024)	1,385,000	1,355,833
		20,081,459

Arkansas - 1.0%
Arkansas Development Finance Authority
4.00%, 07/01/2025	140,000	139,598
4.00%, 07/01/2026	190,000	189,827
5.00%, 02/01/2027	750,000	776,071
4.00%, 07/01/2027	225,000	225,061
5.00%, 02/01/2028	815,000	853,792
4.00%, 07/01/2028	230,000	228,986
5.00%, 02/01/2029	1,000,000	1,058,885
5.00%, 07/01/2054 (Callable 07/01/2033)	3,315,000	3,518,697
Batesville Public Facilities Board
5.00%, 06/01/2025	1,385,000	1,394,359
5.00%, 06/01/2026	850,000	854,501
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	455,000	440,112
City of Elkins AR Sales & Use Tax Revenue
1.50%, 09/01/2046 (Callable 09/01/2026)	205,000	199,261
1.50%, 09/01/2046 (Callable 09/01/2026)	160,000	154,528
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	170,000	168,304
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)	625,000	591,890
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 11/01/2024)	255,000	255,306
City of Mountain View AR Sales & Use Tax, 1.38%, 11/01/2050 (Callable 11/01/2027)	85,000	83,608
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031)	500,000	500,185
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	265,000	258,373
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2026 (c)	265,000	276,450
5.00%, 12/01/2027 (c)	200,000	212,476
5.00%, 12/01/2029 (c)	255,000	279,459
5.00%, 12/01/2030 (c)	200,000	221,045
County of Cross AR Sales & Use Tax, 2.25%, 10/01/2030 (Callable 10/01/2024)	130,000	128,641
Jacksonville North Pulaski County School District, 4.00%, 06/01/2029 (Callable 06/01/2027)	1,240,000	1,279,535
		14,288,950

California - 2.7%
Anaheim Public Financing Authority, 5.00%, 09/01/2025	2,610,000	2,660,261
California Community Choice Financing Authority
5.00%, 10/01/2024	300,000	300,000
5.00%, 10/01/2027	700,000	723,655
5.00%, 10/01/2028	475,000	496,416
5.00%, 10/01/2029	650,000	685,142
California Housing Finance Agency, 5.20%, 12/01/2027 (Callable 06/01/2027) (b)	1,000,000	1,012,580
California Infrastructure & Economic Development Bank
3.85% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	2,550,000	2,549,035
1.75%, 08/01/2055 (Callable 02/01/2026) (a)	1,265,000	1,225,519
California Municipal Finance Authority
4.00%, 10/01/2031 (Callable 10/01/2026)	2,285,000	2,303,077
4.00%, 10/01/2032 (Callable 10/01/2026)	1,505,000	1,514,361
California Public Finance Authority
2.38%, 11/15/2028 (Callable 10/22/2024) (b)	2,455,000	2,426,058
3.13%, 05/15/2029 (Callable 10/22/2024) (b)	1,000,000	987,146
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025) (a)	2,000,000	2,016,048
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 10/22/2024) (b)	3,959,000	3,959,438
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026) (a)	1,650,000	1,668,662
Los Angeles Unified School District/CA
5.00%, 07/01/2029	4,450,000	5,006,095
5.00%, 07/01/2030	3,775,000	4,327,653
Mountain View School District School Facilities Improvement District No 2, 0.00%, 07/01/2029 (Callable 07/01/2027) (d)	4,000,000	3,394,118
Sacramento City Unified School District/CA, 0.00%, 07/01/2026 (d)	300,000	287,215
San Diego Housing Authority, Inc., 5.00%, 05/01/2057 (Callable 05/01/2026) (a)	1,687,000	1,760,208
Vallejo City Unified School District, 5.90%, 08/01/2025	55,000	55,152
		39,357,839

Colorado - 2.7%
City & County of Denver CO Airport System Revenue
5.25%, 11/15/2026 (e)	2,000,000	2,097,035
5.00%, 12/01/2026 (e)	5,055,000	5,262,737
5.25%, 11/15/2027 (e)	1,500,000	1,601,998
Colorado Bridge Enterprise, 4.00%, 06/30/2025 (e)	570,000	571,611
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025 (b)	505,000	504,643
5.00%, 06/15/2027 (Callable 06/15/2026)	635,000	654,358
Colorado Health Facilities Authority
5.00%, 05/15/2025	525,000	527,367
5.00%, 05/15/2026	475,000	481,026
5.00%, 05/15/2027	400,000	408,949
2.13%, 05/15/2028 (Callable 11/01/2024)	2,905,000	2,833,100
5.25%, 05/15/2028 (Callable 05/15/2027)	250,000	257,452
5.00%, 08/01/2028	1,245,000	1,346,732
3.50%, 05/15/2030 (Callable 11/01/2024)	3,500,000	3,348,456
5.00%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,035,378
3.70% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	3,000,000	2,986,296
5.00%, 05/15/2062 (Callable 08/15/2027) (a)	7,540,000	8,167,460
Colorado Housing and Finance Authority
5.00%, 07/01/2026 (Callable 01/01/2026) (a)	1,000,000	1,020,545
4.00%, 05/01/2048 (Callable 11/01/2026)	435,000	436,678
4.25%, 11/01/2049 (Callable 11/01/2028)	475,000	482,366
3.25%, 05/01/2052 (Callable 11/01/2030)	4,410,000	4,383,623
Colorado Science and Technology Park Metropolitan District No 1, 5.00%, 12/01/2029	500,000	549,360
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 11/01/2024)	255,000	255,102
Ravenna Metropolitan District
5.00%, 12/01/2025	200,000	203,672
5.00%, 12/01/2026	240,000	248,829
5.00%, 12/01/2028	290,000	309,450
5.00%, 12/01/2029	315,000	340,281
Vauxmont Metropolitan District
5.00%, 12/15/2026 (Callable 12/15/2024)	135,000	139,587
5.00%, 12/15/2027 (Callable 12/15/2024)	160,000	165,419
		40,619,510

Connecticut - 0.8%
City of Bridgeport CT, 5.00%, 08/01/2027	300,000	319,283
City of West Haven CT, 4.00%, 09/15/2027	245,000	251,484
Connecticut Housing Finance Authority
4.00%, 11/15/2045 (Callable 11/15/2027)	75,000	75,602
4.00%, 05/15/2049 (Callable 11/15/2028)	845,000	855,861
3.50%, 11/15/2051 (Callable 05/15/2031)	980,000	981,423
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2028 (Callable 11/01/2024)	685,000	687,037
3.20%, 07/01/2037 (a)	3,245,000	3,249,285
2.95%, 07/01/2049 (a)	1,075,000	1,079,602
2.80%, 07/01/2057 (a)	1,180,000	1,182,072
Connecticut State Higher Education Supplement Loan Authority, 5.00%, 11/15/2027 (e)	665,000	700,196
State of Connecticut, 5.00%, 06/15/2027	500,000	534,207
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2026	1,080,000	1,134,930
Town of Stratford CT
5.00%, 05/15/2026	265,000	275,525
5.00%, 05/15/2028	400,000	435,003
		11,761,510

Delaware - 0.2%
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 11/01/2024)	1,000,000	1,000,386
Delaware State Housing Authority
2.60%, 07/01/2043 (Callable 10/22/2024)	85,569	77,689
6.00%, 01/01/2055 (Callable 07/01/2033)	1,015,000	1,138,682
		2,216,757

District of Columbia - 0.9%
District of Columbia, 3.00%, 06/01/2030	1,915,000	1,836,887
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027) (a)	9,100,000	9,118,925
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2028 (e)	2,400,000	2,560,136
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2029 (d)	290,000	248,413
		13,764,361

Florida - 3.4%
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025) (a)	1,000,000	1,003,956
4.05%, 09/01/2056 (a)	1,750,000	1,772,209
Capital Projects Finance Authority/FL
5.00%, 10/01/2026	1,000,000	1,028,390
5.00%, 10/01/2028	1,000,000	1,053,308
Capital Trust Agency, Inc., 4.00%, 12/15/2024	75,000	74,878
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029) (b)	610,000	646,142
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027	1,200,000	1,236,627
4.45%, 03/01/2028	1,420,000	1,480,885
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)	445,000	467,058
City of Lakeland FL, 5.00%, 11/15/2028 (Callable 11/15/2026)	640,000	666,390
City of Port St Lucie FL, 5.00%, 07/01/2026	3,005,000	3,133,604
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 12/01/2025)	955,000	972,243
5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	406,858
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028) (a)	1,300,000	1,411,750
County of Broward FL Airport System Revenue, 4.00%, 10/01/2042 (Callable 11/01/2024)	300,000	298,408
County of Lee FL Solid Waste System Revenue, 5.00%, 10/01/2026 (e)	2,460,000	2,525,423
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	1,500,000	1,519,784
4.50%, 03/01/2033 (Callable 11/01/2024)	240,000	240,260
County of Osceola FL Transportation Revenue
0.00%, 10/01/2028 (d)	500,000	429,056
5.00%, 10/01/2030 (Callable 10/01/2029)	540,000	576,698
Florida Development Finance Corp.
2.63%, 12/15/2024 (b)	190,000	189,162
5.00%, 06/15/2025	370,000	371,829
5.00%, 06/15/2026	1,310,000	1,345,221
5.00%, 06/15/2026	405,000	415,889
5.00%, 11/15/2026	1,000,000	1,045,489
5.00%, 06/15/2027	430,000	449,235
5.00%, 06/15/2027	390,000	407,446
5.00%, 06/15/2028 (Callable 06/15/2027)	355,000	370,629
5.25%, 06/15/2029 (Callable 06/15/2027) (b)	1,700,000	1,727,659
3.00%, 07/01/2031 (b)	1,195,000	1,129,276
Florida Housing Finance Corp.
5.00%, 12/01/2026 (a)	4,000,000	4,082,181
4.00%, 07/01/2047 (Callable 07/01/2025)	10,000	9,992
Florida Municipal Loan Council, 0.00%, 11/01/2024 (d)	100,000	99,622
Herons Glen Recreation District, 2.50%, 05/01/2027	250,000	245,803
Lee County Industrial Development Authority/FL
4.38%, 11/15/2029 (Callable 11/15/2026)	1,550,000	1,561,103
4.75%, 11/15/2029 (Callable 11/15/2026)	1,500,000	1,510,833
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 11/01/2024)	1,000,000	1,003,635
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027 (a)	3,750,000	3,767,333
5.00%, 03/01/2027 (a)	1,000,000	1,015,976
Northern Palm Beach County Improvement District
5.00%, 08/01/2027	650,000	686,511
5.00%, 08/01/2028	455,000	488,215
Orange County Housing Finance Authority, 4.25%, 09/01/2049 (Callable 09/01/2027)	150,000	152,492
Pinellas County Housing Authority, 1.00%, 11/01/2027	1,840,000	1,767,503
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029	1,065,000	1,093,294
School Board of Miami-Dade County, 5.00%, 05/01/2029 (Callable 05/01/2025)	4,000,000	4,040,821
Seminole County Industrial Development Authority
4.00%, 06/15/2025 (b)	100,000	99,853
4.00%, 06/15/2026 (b)	155,000	154,597
4.00%, 06/15/2027 (b)	240,000	239,038
St Johns River Power Park, 5.00%, 10/01/2024 (Callable 10/01/2024)	105,000	105,000
		50,519,564

Georgia - 2.0%
City of Atlanta GA, 4.00%, 07/01/2026 (Callable 11/01/2024)	100,000	100,035
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026	480,000	493,455
Development Authority of Burke County, 1.50%, 01/01/2040 (a)	6,695,000	6,608,678
Development Authority of Monroe County, 2.25%, 07/01/2025 (Callable 11/01/2024)	1,390,000	1,370,781
Forsyth County Hospital Authority, 6.38%, 10/01/2028	460,000	496,311
Gainesville & Hall County Development Authority, 3.00%, 11/15/2033 (Callable 11/01/2024) (a)	2,600,000	2,600,000
Housing Authority of the City of Waycross, 5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,180,000	2,287,626
Main Street Natural Gas, Inc.
5.00%, 05/15/2025	1,785,000	1,797,197
5.00%, 12/01/2027	1,000,000	1,055,025
4.00%, 03/01/2050 (Callable 06/01/2026) (a)	4,680,000	4,723,005
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	3,700,000	3,745,391
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(b)	3,500,000	3,494,615
State of Georgia, 5.00%, 12/01/2026	980,000	1,035,967
		29,808,086

Illinois - 6.0%
Chicago Midway International Airport
5.00%, 01/01/2027 (e)	1,595,000	1,654,593
5.00%, 01/01/2028 (Callable 01/01/2026) (e)	1,750,000	1,781,240
Chicago O'Hare International Airport
5.00%, 01/01/2029 (Callable 01/01/2025) (e)	6,100,000	6,120,272
5.00%, 01/01/2029 (Callable 01/01/2025) (e)	2,000,000	2,006,646
City of Chicago IL, 0.00%, 01/01/2027 (d)	5,705,000	5,333,601
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026 (Callable 12/23/2024)	1,410,000	1,415,042
5.00%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,046,678
5.00%, 11/01/2028 (Callable 12/23/2024)	900,000	903,218
5.00%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,618,073
City of Galesburg IL
5.00%, 10/01/2025	125,000	126,240
5.00%, 10/01/2026	145,000	148,828
5.00%, 10/01/2027	225,000	233,690
5.00%, 10/01/2028	450,000	472,137
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 03/01/2025)	435,000	435,814
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	325,000	332,049
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
0.00%, 01/01/2026 (d)	1,000,000	959,239
0.00%, 01/01/2027 (d)	2,980,000	2,771,840
Cook County School District No 144 Prairie Hills
0.00%, 12/01/2025 (d)	730,000	700,977
5.00%, 12/01/2031	1,500,000	1,666,084
Cook County School District No 99 Cicero
4.00%, 12/01/2026	1,150,000	1,172,950
4.00%, 12/01/2027	1,195,000	1,228,298
Cook County School District No. 154, 3.50%, 12/01/2024	58,000	57,970
Cook County Township High School District No. 201, 0.00%, 12/01/2025 (d)	165,000	158,349
Hampshire Special Service Area No 13, 3.00%, 03/01/2026	90,000	89,461
Illinois Finance Authority
5.00%, 12/01/2026 (Callable 06/01/2026)	500,000	516,871
5.00%, 02/15/2028 (Callable 08/15/2027)	810,000	828,262
4.30%, 08/01/2028 (b)	1,215,000	1,236,112
5.00%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,626,898
4.59% (SOFR + 1.20%), 11/01/2034 (Callable 03/01/2025)	2,435,000	2,432,201
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	1,800,000	1,806,522
2.45%, 06/01/2043 (Callable 11/01/2024)	162,087	130,722
3.13%, 04/01/2045 (Callable 10/01/2024) (a)	500,000	500,000
4.50%, 10/01/2048 (Callable 04/01/2028)	340,000	345,044
4.15% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 11/15/2024)	1,250,000	1,250,753
6.25%, 10/01/2052 (Callable 04/01/2032)	4,365,000	4,751,921
6.25%, 04/01/2054 (Callable 10/01/2032)	2,930,000	3,244,996
Joliet Park District
5.00%, 02/01/2026	575,000	590,299
5.00%, 02/01/2027	605,000	630,030
Kankakee Will Grundy Etc Counties Community College District No 520 Kankakee, 3.50%, 12/01/2026	2,415,000	2,436,214
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.00%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,081,489
Lake County Elementary School District No 6 Zion, 0.00%, 12/01/2024 (d)	70,000	69,455
Lake County School District No 38 Big Hollow, 0.00%, 02/01/2025 (d)	210,000	207,090
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2027 (d)	1,000,000	922,054
Northern Illinois University
5.00%, 04/01/2027	550,000	575,409
5.00%, 04/01/2028	650,000	689,410
5.00%, 10/01/2029	780,000	845,231
Park Ridge Park District, 2.50%, 12/01/2028	2,500,000	2,441,988
Shelby Christian Macon Counties Community School District No. 21
4.00%, 12/01/2025 (Callable 11/01/2024)	400,000	400,266
4.00%, 12/01/2026 (Callable 11/01/2024)	435,000	435,043
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027	1,300,000	1,375,965
5.00%, 12/01/2028	1,500,000	1,611,912
Southwestern Illinois Development Authority
5.00%, 12/01/2028	315,000	338,246
5.00%, 12/01/2029	180,000	195,935
5.00%, 12/01/2030	590,000	647,182
5.00%, 12/01/2031	910,000	1,007,499
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 11/01/2024)	455,000	455,433
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2026	125,000	127,655
5.00%, 01/01/2027	180,000	188,267
5.00%, 01/01/2028	200,000	213,205
5.00%, 01/01/2029	300,000	325,421
5.00%, 01/01/2030	225,000	247,886
5.00%, 01/01/2031	250,000	278,364
State of Illinois, 5.00%, 10/01/2025	4,350,000	4,438,048
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2026	6,580,000	6,809,156
United City of Yorkville IL
3.90%, 03/01/2025	140,000	140,157
4.05%, 12/01/2027 (Callable 11/01/2024)	120,000	120,119
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028	1,050,000	1,103,803
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,729,308
Village of Lyons IL, 5.00%, 12/01/2025 (Callable 11/01/2024)	25,000	25,042
Village of Rantoul IL, 4.30%, 01/01/2025 (Callable 11/01/2024)	125,000	125,095
Village of Romeoville IL
5.00%, 10/01/2025 (Callable 04/01/2025)	1,100,000	1,106,054
5.00%, 10/01/2030 (Callable 04/01/2025)	1,000,000	1,003,512
Village of Schaumburg IL, 4.00%, 12/01/2026	915,000	944,340
Village of Stone Park IL
4.00%, 02/01/2026	220,000	223,144
4.75%, 02/01/2028 (Callable 11/01/2024)	50,000	50,079
		89,258,396

Indiana - 2.0%
Cass County Indiana Building Corp., 5.00%, 01/15/2028	400,000	425,848
City of Hobart IN, 3.00%, 07/01/2025	395,000	392,693
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 11/01/2024)	375,000	375,270
County of St Joseph IN, 5.00%, 04/01/2027	1,500,000	1,568,930
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027	1,325,000	1,388,445
5.00%, 07/15/2027	1,390,000	1,470,296
Indiana Finance Authority
5.00%, 09/01/2025	445,000	447,624
5.00%, 09/15/2025	325,000	327,661
5.00%, 10/01/2025	675,000	682,624
5.00%, 07/01/2026	730,000	750,128
5.00%, 09/01/2026	1,520,000	1,548,574
5.00%, 09/15/2027	1,410,000	1,469,595
5.00%, 10/01/2028	260,000	273,680
5.00%, 07/01/2029	1,595,000	1,713,267
4.00%, 03/01/2038 (Callable 05/01/2028) (a)(e)	5,000,000	5,033,010
Indiana Housing & Community Development Authority
5.00%, 11/01/2025 (Callable 11/01/2024) (a)	1,300,000	1,301,061
3.50%, 01/01/2049 (Callable 01/01/2029)	590,000	589,686
MSD of Wabash County Multi-School Building Corp.
5.00%, 01/15/2026	330,000	339,419
5.00%, 07/15/2026	410,000	426,611
5.00%, 01/15/2027	445,000	468,456
North Lawrence Community Schools/IN
5.00%, 07/15/2026	600,000	618,461
5.00%, 07/15/2027	325,000	345,412
Posey County Redevelopment Authority, 5.00%, 07/15/2025	6,000,000	6,070,912
Shelbyville Redevelopment Authority, 3.00%, 08/01/2029 (Callable 02/01/2029)	885,000	871,565
Tippecanoe County School Building Corp.
5.00%, 07/15/2026	330,000	342,841
5.00%, 01/15/2027	300,000	315,471
Whitko Community School Corp.
5.00%, 07/15/2028	250,000	266,113
5.00%, 07/15/2029	265,000	286,195
		30,109,848

Iowa - 1.4%
City of Coralville IA, 4.00%, 06/01/2025 (Callable 11/01/2024)	455,000	452,264
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	2,900,000	2,947,767
Iowa Finance Authority
5.00%, 02/15/2031 (Callable 10/22/2024)	2,275,000	2,289,350
7.50%, 01/01/2032 (Callable 01/01/2030) (b)	2,250,000	2,237,980
3.50%, 07/01/2046 (Callable 01/01/2026)	35,000	34,888
4.00%, 07/01/2047 (Callable 07/01/2028)	575,000	582,733
4.00%, 07/01/2047 (Callable 07/01/2027)	305,000	306,516
6.00%, 07/01/2052 (Callable 07/01/2032)	3,065,000	3,315,261
Iowa Higher Education Loan Authority
3.00%, 04/01/2026	800,000	799,300
3.00%, 04/01/2028	845,000	841,202
Lake Panorama Improvement Zone, 3.00%, 06/01/2025	430,000	426,015
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	6,600,000	6,787,904
		21,021,180

Kansas - 1.0%
City of Goddard KS, 3.13%, 12/01/2027 (Callable 06/01/2027)	4,075,000	4,071,337
City of Manhattan KS, 4.00%, 06/01/2027 (Callable 06/01/2025)	550,000	551,400
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	2,935,000	2,940,821
City of Park City KS, 3.75%, 09/01/2026 (Callable 11/01/2024)	6,075,000	6,078,335
City of Topeka KS
4.00%, 08/15/2026	160,000	164,144
4.00%, 08/15/2028	340,000	357,813
4.00%, 08/15/2029	310,000	330,534
		14,494,384

Kentucky - 1.7%
City of Henderson KY, 3.50%, 11/01/2028	2,280,000	2,310,152
City of Versailles KY, 3.00%, 08/15/2026 (Callable 11/01/2024)	2,570,000	2,558,263
County of Carroll KY, 1.55%, 09/01/2042 (a)	750,000	722,554
County of Kenton KY, 5.00%, 04/01/2026	725,000	750,157
County of Owen KY, 3.88%, 06/01/2040 (a)	1,750,000	1,766,868
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027) (a)(e)	1,000,000	1,010,249
Henry County School District Finance Corp., 4.00%, 02/01/2026	1,210,000	1,215,819
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025 (d)	585,000	562,564
5.00%, 06/01/2026	240,000	244,744
0.00%, 10/01/2026 (d)	100,000	92,746
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026) (a)	3,000,000	3,086,836
Kentucky Public Energy Authority, 4.00%, 12/01/2050 (Callable 03/01/2026) (a)	1,925,000	1,943,526
Northern Kentucky University, 3.50%, 09/01/2028	2,275,000	2,326,677
Perry County School District Finance Corp., 2.00%, 12/01/2029	2,240,000	2,193,175
Rural Water Financing Agency, 3.10%, 11/01/2024 (Callable 10/17/2024)	1,000,000	998,427
University of Louisville
5.00%, 09/01/2026	845,000	878,530
5.00%, 03/01/2034 (Callable 09/01/2026)	2,000,000	2,062,495
		24,723,782

Louisiana - 1.6%
Caddo Parish Parishwide School District, 3.00%, 03/01/2029	150,000	150,811
City of Shreveport LA
5.00%, 08/01/2028 (Callable 08/01/2027)	1,615,000	1,705,367
3.13%, 10/01/2030 (b)	1,965,000	1,928,148
Greater New Orleans Expressway Commission
5.00%, 11/01/2027	455,000	486,411
5.00%, 11/01/2028	895,000	974,762
5.00%, 11/01/2029	740,000	820,481
Greater Ouachita Water Co.
5.00%, 09/01/2025	170,000	172,623
4.00%, 09/01/2034	950,000	971,241
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,200,000	2,309,135
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,000,000	2,101,207
4.00%, 01/01/2043 (Callable 07/01/2026) (a)	2,500,000	2,542,827
5.00%, 07/01/2046 (Callable 02/01/2026) (a)	2,250,000	2,311,785
Louisiana Local Government Environmental Facilities & Community Development Auth, 3.02%, 04/01/2031 (Callable 04/01/2025) (b)	4,360,000	4,348,508
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	1,550,000	1,601,115
5.00%, 10/01/2028	220,000	235,043
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027	635,000	630,202
St Tammany Parish Wide School District No 12, 5.00%, 03/01/2027	605,000	640,134
		23,929,800

Maine - 0.4%
Maine State Housing Authority
3.50%, 11/15/2045 (Callable 05/15/2025)	135,000	134,810
4.00%, 11/15/2045 (Callable 11/15/2025)	10,000	9,992
4.00%, 11/15/2046 (Callable 05/15/2026)	410,000	409,922
3.50%, 11/15/2047 (Callable 11/15/2026)	365,000	363,923
4.00%, 11/15/2049 (Callable 05/15/2028)	690,000	693,652
4.00%, 11/15/2050 (Callable 05/15/2029)	1,175,000	1,187,119
5.00%, 11/15/2052 (Callable 11/15/2031)	3,510,000	3,667,812
		6,467,230

Maryland - 2.6%
County of Baltimore MD, 5.00%, 03/01/2026	2,500,000	2,587,242
County of Frederick MD, 5.00%, 04/01/2027	1,145,000	1,219,540
County of Prince George's MD, 7.00%, 08/01/2048 (Callable 11/01/2026)	1,500,000	1,626,533
Howard County Housing Commission, 5.00%, 12/01/2027	525,000	558,511
Maryland Community Development Administration
4.05%, 10/01/2024	2,000,000	2,000,000
4.60%, 12/01/2024	7,545,000	7,555,327
3.85%, 03/01/2025	4,000,000	4,004,010
5.00%, 09/01/2052 (Callable 03/01/2031)	2,580,000	2,696,961
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2026	495,000	502,970
5.00%, 01/01/2027	430,000	443,430
5.00%, 07/01/2027	1,320,000	1,363,348
5.00%, 07/01/2045 (Callable 01/01/2027) (a)	3,200,000	3,350,620
3.00%, 06/01/2048 (Callable 10/01/2024) (a)	5,000,000	5,000,000
Maryland Stadium Authority, 5.00%, 06/01/2027	1,550,000	1,650,842
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/01/2026)	385,000	386,261
State of Maryland, 5.00%, 03/15/2029 (Callable 03/15/2028)	3,380,000	3,673,574
		38,619,169

Massachusetts - 1.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026) (d)	9,900,000	8,384,125
Massachusetts Development Finance Agency
5.00%, 07/01/2025	270,000	271,329
3.75% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (Callable 10/01/2024) (b)	3,300,000	3,299,103
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 01/01/2025) (e)	1,365,000	1,369,067
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	35,000	34,970
4.00%, 12/01/2048 (Callable 06/01/2027)	380,000	381,812
4.00%, 12/01/2048 (Callable 06/01/2027)	200,000	200,607
4.00%, 06/01/2049 (Callable 12/01/2028)	435,000	438,584
Massachusetts State College Building Authority, 0.00%, 05/01/2027 (d)	110,000	102,309
		14,481,906

Michigan - 2.0%
City of Detroit MI
5.25%, 05/01/2025	1,410,000	1,423,478
5.25%, 05/01/2026	910,000	939,634
5.25%, 05/01/2027	290,000	306,500
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 11/01/2024)	80,000	80,065
Grand Valley State University, 5.00%, 12/01/2032 (Callable 06/01/2026)	1,000,000	1,026,066
Michigan Finance Authority
4.00%, 05/01/2026	60,000	61,075
5.00%, 09/01/2026	200,000	205,597
5.00%, 11/01/2026	930,000	957,500
5.00%, 09/01/2027	280,000	292,134
5.00%, 11/01/2027	975,000	1,016,488
5.00%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,044,339
4.50%, 10/01/2029 (Callable 11/12/2024)	3,055,000	3,057,557
5.00%, 11/15/2044 (Callable 05/16/2026) (a)	3,735,000	3,874,460
Michigan State Housing Development Authority
4.00%, 06/01/2046 (Callable 12/01/2024)	45,000	44,953
3.50%, 06/01/2047 (Callable 06/01/2026)	1,475,000	1,469,760
5.50%, 06/01/2053 (Callable 12/01/2031)	2,755,000	2,939,224
5.75%, 06/01/2054 (Callable 12/01/2032)	3,760,000	4,078,145
Michigan Strategic Fund, 0.88%, 04/01/2035 (a)(e)	1,050,000	962,670
Roseville Community Schools
5.00%, 05/01/2026	2,700,000	2,796,625
5.00%, 05/01/2027	2,265,000	2,397,287
Taylor Brownfield Redevelopment Authority, 5.00%, 05/01/2027	240,000	252,542
Wayne County Airport Authority, 5.00%, 12/01/2025 (e)	500,000	510,880
		29,736,979

Minnesota - 2.1%
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)	1,040,000	993,753
City of Maple Grove MN, 5.00%, 09/01/2030 (Callable 09/01/2025)	865,000	873,715
City of Mounds View MN, 5.38%, 05/01/2027 (Callable 01/01/2025) (a)	2,080,000	2,081,864
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	7,500,000	7,564,732
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029	1,780,000	1,719,976
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 11/01/2024)	1,070,000	1,070,208
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2025	285,000	288,367
2.00%, 09/01/2026 (Callable 11/01/2024)	175,000	168,238
5.00%, 12/01/2027	1,065,000	1,100,584
Minnesota Higher Education Facilities Authority
4.00%, 12/01/2024	100,000	99,871
5.00%, 03/01/2027 (Callable 03/01/2026)	250,000	255,079
5.00%, 10/01/2053 (Callable 04/01/2029) (a)	1,000,000	1,086,006
Minnesota Housing Finance Agency
4.00%, 01/01/2038 (Callable 11/01/2024)	105,000	104,968
2.63%, 01/01/2040 (Callable 07/01/2029)	4,530,000	3,818,069
2.80%, 01/01/2044 (Callable 07/01/2029)	1,200,000	982,576
3.50%, 07/01/2046 (Callable 07/01/2025)	1,115,000	1,111,965
4.00%, 01/01/2047 (Callable 01/01/2026)	35,000	35,044
4.00%, 07/01/2047 (Callable 01/01/2027)	335,000	336,097
3.00%, 07/01/2052 (Callable 07/01/2031)	4,475,000	4,406,256
6.00%, 07/01/2053 (Callable 01/01/2033)	2,395,000	2,622,021
Zumbro Education District, 4.00%, 02/01/2025	330,000	329,933
		31,049,322

Mississippi - 1.4%
City of Florence MS
7.13%, 08/01/2028	240,000	271,954
7.13%, 08/01/2029	250,000	290,617
City of Jackson MS, 5.00%, 03/01/2027	980,000	1,010,774
City of Louisville MS
5.63%, 09/01/2026	180,000	187,801
5.63%, 09/01/2027	190,000	202,148
City of Ridgeland MS, 3.00%, 10/01/2024	1,505,000	1,505,000
Mississippi Development Bank
5.00%, 10/01/2024 (b)	600,000	600,000
5.00%, 11/01/2024	720,000	719,580
5.00%, 09/01/2027	550,000	570,408
5.00%, 06/01/2028	1,300,000	1,412,313
5.00%, 09/01/2028	1,120,000	1,171,326
5.00%, 11/01/2028 (Callable 11/01/2027)	300,000	302,434
5.00%, 01/01/2029 (c)	3,075,000	3,378,117
5.00%, 01/01/2029 (c)	1,000,000	1,098,575
5.00%, 06/01/2029	1,365,000	1,512,371
5.00%, 11/01/2029 (Callable 11/01/2027)	300,000	300,515
5.00%, 01/01/2030 (c)	3,625,000	4,046,433
5.00%, 01/01/2030 (c)	1,000,000	1,116,257
Mississippi Home Corp.
4.00%, 12/01/2048 (Callable 06/01/2028)	830,000	835,539
3.50%, 12/01/2049 (Callable 12/01/2028)	475,000	474,533
		21,006,695

Missouri - 1.3%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	6,400,000	6,459,799
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2025	150,000	149,872
5.00%, 08/01/2025 (Callable 11/01/2024)	350,000	350,237
5.00%, 09/01/2026	620,000	630,165
5.00%, 02/01/2029 (Callable 02/01/2026)	1,195,000	1,220,959
Missouri Housing Development Commission
3.40%, 11/01/2030 (Callable 11/01/2024)	35,000	35,000
4.75%, 11/01/2052 (Callable 05/01/2032)	3,855,000	3,998,240
Missouri Joint Municipal Electric Utility Commission
5.00%, 12/01/2027 (Callable 06/01/2025)	2,125,000	2,150,037
5.00%, 06/01/2029	685,000	757,299
5.00%, 06/01/2029	645,000	713,077
5.00%, 06/01/2029	630,000	681,855
Missouri Southern State University
5.00%, 10/01/2026	105,000	109,262
5.00%, 10/01/2027	100,000	106,043
Northwest Missouri State University, 5.00%, 06/01/2026	500,000	514,894
St Louis Land Clearance for Redevelopment Authority, 4.25%, 06/01/2026	1,805,000	1,813,110
		19,689,849

Montana - 0.3%
City of Billings MT, 5.00%, 07/01/2025	15,000	15,183
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,630,000	1,673,429
Montana Board of Housing
4.00%, 12/01/2043 (Callable 12/01/2027)	370,000	371,447
4.00%, 06/01/2049 (Callable 12/01/2027)	375,000	376,309
6.00%, 06/01/2053 (Callable 06/01/2032)	1,970,000	2,127,529
Montana Facility Finance Authority
4.00%, 07/01/2025	155,000	155,088
4.00%, 07/01/2026	330,000	330,973
		5,049,958

Nebraska - 0.4%
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 11/01/2024)	1,500,000	1,501,084
Nebraska Investment Finance Authority, 3.00%, 03/01/2052 (Callable 03/01/2031)	4,040,000	3,975,617
		5,476,701

Nevada - 0.5%
City of Reno NV, 5.00%, 06/01/2031 (Callable 11/01/2024)	2,590,000	2,592,189
Las Vegas Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,025,548
3.00%, 06/15/2032 (Callable 06/15/2026)	815,000	750,664
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)	815,000	821,874
3.00%, 04/01/2051 (Callable 10/01/2030)	1,210,000	1,193,680
State of Nevada Department of Business & Industry, 8.13%, 01/01/2050 (Callable 10/15/2024) (e)	1,000,000	1,029,919
		7,413,874

New Hampshire - 0.6%
Hollis School District, 2.77%, 06/28/2027 (Callable 10/22/2024) (b)	921,655	899,451
New Hampshire Business Finance Authority
4.00%, 01/01/2028 (Callable 01/01/2026)	575,000	575,343
5.25%, 12/01/2035 (Callable 12/01/2025) (b)	3,250,000	3,254,511
5.38%, 12/15/2035 (Callable 06/15/2026) (b)	4,000,000	3,997,013
		8,726,318

New Jersey - 3.8%
Borough of Berlin NJ
2.00%, 03/15/2026	550,000	540,940
2.00%, 03/15/2027	770,000	748,878
County of Bergen NJ, 1.00%, 03/01/2026	2,720,000	2,629,472
County of Somerset NJ
1.00%, 03/01/2025	1,505,000	1,488,522
1.00%, 03/01/2025	95,000	93,956
1.00%, 03/01/2026	1,715,000	1,660,222
1.00%, 03/01/2026	110,000	106,487
1.00%, 03/01/2027	1,785,000	1,696,326
1.00%, 03/01/2027	115,000	109,287
1.00%, 03/01/2028	1,855,000	1,734,922
1.00%, 03/01/2028	115,000	107,556
Haddon Township Board of Education
2.00%, 08/01/2026	654,000	640,889
2.00%, 08/01/2027	675,000	653,933
2.00%, 08/01/2028	700,000	672,334
Little Ferry School District
0.05%, 08/15/2026	669,000	629,342
0.05%, 08/15/2027	620,000	565,396
0.05%, 08/15/2028	805,000	710,049
0.05%, 08/15/2029	825,000	703,972
Madison Borough Board of Education, 1.00%, 08/15/2028	2,850,000	2,627,130
New Jersey Economic Development Authority
5.25%, 07/01/2025	6,250,000	6,329,132
4.40% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 03/01/2025)	20,000	20,013
3.13%, 07/01/2029 (Callable 07/01/2027)	935,000	919,312
New Jersey Housing & Mortgage Finance Agency
5.00%, 11/01/2025 (e)	1,615,000	1,641,711
3.60%, 05/01/2026	3,045,000	3,064,342
4.50%, 10/01/2048 (Callable 10/01/2027)	365,000	371,797
4.75%, 10/01/2050 (Callable 04/01/2028)	815,000	831,982
5.00%, 10/01/2053 (Callable 04/01/2031)	3,200,000	3,351,132
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (d)	650,000	609,404
0.00%, 12/15/2027 (d)	2,245,000	2,045,394
0.00%, 12/15/2027 (d)	225,000	204,671
0.00%, 12/15/2028 (d)	4,915,000	4,342,592
0.00%, 12/15/2028 (d)	1,280,000	1,127,654
0.00%, 12/15/2029 (d)	3,690,000	3,154,912
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	1,500,000	1,581,781
Palmyra School District/NJ
1.00%, 07/15/2026	612,000	588,420
1.00%, 07/15/2027	645,000	608,068
1.00%, 07/15/2028	685,000	632,533
1.00%, 07/15/2029	725,000	655,420
1.00%, 07/15/2030	900,000	793,226
River Dell Regional School District, 1.00%, 09/01/2028	735,000	673,062
Salem County Improvement Authority, 4.00%, 08/15/2026	475,000	481,037
Township of Mahwah NJ, 1.00%, 01/15/2026	1,320,000	1,286,725
West Morris Regional High School District
0.05%, 08/15/2027	1,015,000	926,392
0.05%, 08/15/2028	1,050,000	926,504
0.05%, 08/15/2029	985,000	840,902
		56,127,731

New Mexico - 0.1%
New Mexico Mortgage Finance Authority
5.00%, 02/01/2042 (Callable 04/01/2025) (a)	1,073,000	1,082,557
3.50%, 03/01/2045 (Callable 03/01/2026)	55,000	54,890
3.75%, 03/01/2048 (Callable 03/01/2027)	230,000	230,744
4.25%, 07/01/2049 (Callable 01/01/2028)	210,000	213,038
		1,581,229

New York - 4.5%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,024,096
Albany County Capital Resource Corp., 2.60%, 07/01/2025	220,000	219,575
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	3,250,000	3,255,414
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 11/01/2024) (b)	1,276,762	1,269,146
City of Mount Vernon NY, 5.50%, 05/30/2025 (b)	1,000,000	1,005,445
City of New York NY, 2.80%, 10/01/2046 (Callable 10/01/2024) (a)	6,795,000	6,795,000
City of Poughkeepsie NY, 4.00%, 04/15/2026	450,000	449,964
Genesee Valley Central School District, 5.00%, 06/15/2027	1,390,000	1,485,810
Hempstead Town Local Development Corp., 5.00%, 07/01/2025 (Callable 11/01/2024)	815,000	816,283
Huntington Local Development Corp., 4.00%, 07/01/2027	1,810,000	1,785,828
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027) (a)	3,905,000	4,118,956
New York City Housing Development Corp.
3.00%, 02/15/2048 (Callable 10/22/2024)	3,150,000	3,140,440
3.50%, 02/15/2048 (Callable 10/22/2024)	5,100,000	5,084,563
0.70%, 11/01/2060 (Callable 10/22/2024) (a)	2,590,000	2,537,350
0.60%, 05/01/2061 (Callable 10/22/2024) (a)	1,925,000	1,877,770
3.40%, 11/01/2062 (Callable 05/01/2025) (a)	4,015,000	4,025,531
New York State Dormitory Authority
5.00%, 05/01/2027	1,250,000	1,311,964
5.00%, 05/01/2028	1,000,000	1,065,931
New York State Housing Finance Agency
0.70%, 11/01/2024 (Callable 10/22/2024)	2,500,000	2,489,684
1.60%, 11/01/2024 (Callable 10/22/2024)	2,345,000	2,339,166
0.75%, 05/01/2025 (Callable 10/22/2024)	2,465,000	2,412,381
0.75%, 11/01/2025 (Callable 10/22/2024)	5,950,000	5,744,170
1.65%, 05/15/2039	3,308,510	2,695,212
0.65%, 11/01/2056 (Callable 10/22/2024) (a)	3,675,000	3,577,655
4.50%, 11/01/2062 (Callable 11/01/2025) (a)	1,005,000	1,022,463
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 11/01/2024)	715,000	715,609
Onondaga Civic Development Corp.
5.00%, 08/01/2031	400,000	421,949
5.00%, 08/01/2032	350,000	369,884
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2046 (Callable 04/01/2025)	75,000	74,935
Town of Wallkill NY, 4.75%, 07/24/2025	3,250,000	3,281,128
		66,413,302

North Carolina - 2.8%
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	775,000	833,318
County of Forsyth NC, 5.00%, 06/01/2027	4,915,000	5,255,800
County of Wake NC, 5.00%, 11/01/2027	1,140,000	1,231,628
Fayetteville State University, 5.00%, 04/01/2030	265,000	289,838
Inlivian
4.00%, 04/01/2025 (Callable 04/01/2024)	4,000,000	4,001,262
5.00%, 06/01/2043 (Callable 12/01/2025) (a)	5,348,000	5,475,078
North Carolina Housing Finance Agency
4.00%, 03/01/2028 (a)	1,000,000	1,023,368
5.00%, 04/01/2029 (a)	1,050,000	1,120,443
4.00%, 07/01/2048 (Callable 07/01/2027)	135,000	135,884
4.00%, 07/01/2050 (Callable 07/01/2029)	1,905,000	1,925,693
6.00%, 07/01/2053 (Callable 07/01/2031)	4,455,000	4,815,966
6.25%, 01/01/2055 (Callable 07/01/2032)	2,495,000	2,760,991
North Carolina Medical Care Commission, 4.00%, 10/01/2027	1,020,000	1,029,489
Raleigh Housing Authority
5.00%, 10/01/2026 (a)	4,000,000	4,069,927
5.00%, 12/01/2026 (a)	4,000,000	4,082,181
Town of Holly Springs NC
5.00%, 11/01/2027	300,000	323,008
5.00%, 11/01/2028	260,000	285,802
5.00%, 11/01/2029	210,000	235,372
Town of Morehead City NC, 4.05%, 01/01/2028 (a)	2,000,000	2,044,233
		40,939,281

North Dakota - 1.3%
City of Horace ND
4.00%, 01/01/2025 (Callable 10/22/2024)	2,000,000	1,999,495
3.00%, 05/01/2025	250,000	247,302
3.00%, 05/01/2025	205,000	202,611
5.13%, 07/01/2025 (Callable 10/22/2024)	1,000,000	1,000,819
3.00%, 05/01/2026	345,000	338,463
3.00%, 05/01/2026	100,000	97,883
3.00%, 05/01/2027 (Callable 05/01/2026)	265,000	257,278
3.00%, 05/01/2028 (Callable 05/01/2027)	305,000	291,075
5.00%, 05/01/2031	3,465,000	3,629,362
City of Mayville ND, 3.75%, 08/01/2025 (Callable 11/01/2024)	4,000,000	3,954,596
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	205,000	205,830
4.00%, 01/01/2051 (Callable 07/01/2029)	1,460,000	1,476,163
3.00%, 07/01/2052 (Callable 01/01/2031)	2,560,000	2,518,231
Williston Parks & Recreation District
4.50%, 03/01/2025 (Callable 10/17/2024)	150,000	149,576
4.63%, 03/01/2026 (Callable 10/17/2024)	2,620,000	2,607,447
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 11/01/2024)	1,015,000	1,015,088
		19,991,219

Ohio - 4.5%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2025	150,000	152,637
5.00%, 11/15/2028	1,240,000	1,322,511
City of Lorain OH
3.00%, 12/01/2025	10,000	10,012
3.00%, 12/01/2026	135,000	135,911
City of Middleburg Heights OH, 5.00%, 08/01/2026	270,000	278,930
City of Waterville OH, 1.00%, 12/01/2026	1,255,000	1,203,317
Cleveland-Cuyahoga County Port Authority, 5.00%, 08/01/2026 (Callable 11/01/2024)	550,000	550,710
Columbus Metropolitan Housing Authority, 5.00%, 08/01/2027 (Callable 08/01/2026)	1,900,000	1,960,848
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)	2,015,000	2,040,152
County of Allen OH Hospital Facilities Revenue, 5.00%, 10/01/2049 (Callable 02/03/2027) (a)	1,500,000	1,564,563
County of Franklin OH, 5.00%, 11/01/2029 (Callable 11/01/2027)	1,000,000	1,062,757
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2027	1,290,000	1,392,560
5.00%, 12/01/2028	710,000	783,164
County of Montgomery OH
5.00%, 09/01/2027	405,000	427,994
5.00%, 11/15/2027	2,085,000	2,187,871
5.00%, 09/01/2029	440,000	479,435
5.00%, 09/01/2030	375,000	412,502
5.00%, 09/01/2031	390,000	432,297
5.00%, 09/01/2032	1,000,000	1,112,670
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	12,226,000	13,923,559
Cuyahoga Metropolitan Housing Authority, 4.75%, 12/01/2027 (a)	2,550,000	2,596,621
Northeast Ohio Medical University, 5.00%, 12/01/2025	125,000	126,967
Northwest Local School District/Stark Summit & Wayne Counties, 0.00%, 12/01/2026 (d)	440,000	412,803
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)	6,580,000	6,695,390
Ohio Higher Educational Facility Commission
5.00%, 03/01/2025	550,000	550,489
5.00%, 05/01/2026 (Callable 05/01/2025)	750,000	759,073
5.00%, 12/01/2027	715,000	731,331
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 02/01/2025) (b)	1,500,000	1,505,964
5.00%, 08/01/2026 (a)	175,000	177,804
5.00%, 12/01/2026 (a)	1,000,000	1,020,545
4.00%, 03/01/2047 (Callable 09/01/2025)	30,000	30,098
4.50%, 03/01/2050 (Callable 09/01/2028)	1,720,000	1,751,896
3.75%, 09/01/2050 (Callable 03/01/2029)	10,000	10,079
Ohio Water Development Authority, 5.25%, 06/01/2026	1,775,000	1,806,397
Ohio Water Development Authority Water Pollution Control Loan Fund, 3.00%, 12/01/2054 (Callable 10/01/2024) (a)	3,000,000	3,000,000
Port of Greater Cincinnati Development Authority
5.00%, 04/01/2027	250,000	262,056
4.00%, 11/15/2028	700,000	713,838
Reynoldsburg City School District, 4.94%, 09/01/2032	5,170,000	5,380,736
State of Ohio, 3.25%, 01/15/2045 (Callable 10/01/2024) (a)	4,940,000	4,940,000
Toledo-Lucas County Port Authority
3.30%, 05/15/2028	1,225,000	1,214,258
2.00%, 11/15/2031	855,000	774,009
Village of Bluffton OH, 5.00%, 12/01/2025	1,500,000	1,525,034
		67,419,788

Oklahoma - 2.8%
Caddo County Educational Facilities Authority
5.00%, 09/01/2028	770,000	816,263
5.00%, 09/01/2029	845,000	904,688
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	1,695,000	1,734,652
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)	3,780,000	3,919,255
Grady County School Finance Authority
5.00%, 12/01/2024	565,000	565,855
5.00%, 12/01/2026	1,015,000	1,053,225
5.00%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,105,834
Kay County Public Buildings Authority, 5.00%, 09/01/2029	520,000	563,832
Muskogee Industrial Trust, 5.00%, 09/01/2026	1,775,000	1,832,486
Oklahoma County Independent School District No 52 Midwest City-Del City
4.00%, 07/01/2027	4,140,000	4,287,197
4.00%, 07/01/2028	3,990,000	4,176,841
Oklahoma Housing Finance Agency
4.00%, 06/01/2028 (Callable 06/01/2025) (a)	1,250,000	1,253,589
5.00%, 03/01/2052 (Callable 03/01/2031)	1,680,000	1,757,152
6.00%, 03/01/2054 (Callable 09/01/2032)	2,570,000	2,867,241
6.50%, 09/01/2054 (Callable 09/01/2032)	1,610,000	1,840,207
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	2,000,000	1,989,576
Payne County Economic Development Authority, 4.00%, 09/01/2030	905,000	896,640
Purcell Public Works Authority, 5.00%, 03/01/2027	880,000	925,788
Sallisaw Municipal Authority
4.00%, 06/01/2025	680,000	680,902
4.00%, 06/01/2026	710,000	716,656
4.00%, 06/01/2028 (Callable 06/01/2026)	765,000	767,556
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	2,250,000	2,154,761
Tulsa Metropolitan Utility Authority
0.05%, 04/01/2026	2,385,000	2,274,957
0.05%, 04/01/2027	2,465,000	2,286,246
		41,371,399

Oregon - 0.4%
County of Yamhill OR, 4.00%, 10/01/2024	425,000	425,000
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	2,680,000	2,744,283
State of Oregon
5.00%, 08/01/2026	1,750,000	1,831,986
4.00%, 12/01/2048 (Callable 12/01/2026)	255,000	255,698
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 11/01/2024)	235,000	235,029
3.50%, 07/01/2036 (Callable 01/01/2025)	5,000	4,989
4.50%, 01/01/2049 (Callable 07/01/2027)	440,000	442,971
4.50%, 07/01/2049 (Callable 07/01/2027)	155,000	156,400
		6,096,356

Pennsylvania - 2.4%
Bucks County Industrial Development Authority, 5.00%, 07/01/2025	350,000	348,864
Caernarvon Township Authority
4.00%, 09/01/2027 (Callable 11/01/2024)	130,000	130,087
4.00%, 09/01/2028 (Callable 11/01/2024)	165,000	165,101
4.00%, 09/01/2029 (Callable 11/01/2024)	170,000	170,094
4.00%, 09/01/2030 (Callable 11/01/2024)	175,000	175,078
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)	1,000,000	1,027,260
City of Bradford PA, 2.50%, 11/01/2025	395,000	390,505
City of Erie Higher Education Building Authority
5.00%, 05/01/2025	160,000	160,456
5.00%, 05/01/2027	225,000	232,077
City of Philadelphia PA, 5.00%, 08/01/2032 (Callable 08/01/2027)	600,000	633,379
City of Scranton PA
5.00%, 09/01/2025	405,000	409,456
5.00%, 09/01/2026	420,000	431,717
5.00%, 09/01/2027	440,000	458,925
City of York PA, 5.00%, 11/15/2025	1,505,000	1,518,681
County of Allegheny PA, 4.30% (SOFR + 0.55%), 11/01/2026 (Callable 11/01/2024)	1,520,000	1,514,947
County of Lackawanna PA, 4.00%, 09/01/2026	1,445,000	1,471,365
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 01/01/2025)	490,000	491,131
Health Care Facilities Authority of Sayre, 4.34% (3 mo. Term SOFR + 0.78%), 12/01/2024 (Callable 11/01/2024)	65,000	64,984
Indiana County Municipal Services Authority
5.00%, 10/01/2027	310,000	326,712
5.00%, 10/01/2028	325,000	347,919
Latrobe Industrial Development Authority
5.00%, 03/01/2027	395,000	406,062
5.00%, 03/01/2028	215,000	223,174
5.00%, 03/01/2029	150,000	156,917
5.00%, 03/01/2030	125,000	131,407
Lycoming County Authority, 4.75%, 11/01/2043 (a)	1,250,000	1,265,512
Montgomery County Industrial Development Authority/PA
4.00%, 12/01/2024	200,000	199,916
4.00%, 12/01/2025	390,000	391,052
North Penn Water Authority, 3.71% (SIFMA Municipal Swap Index + 0.56%), 11/01/2024 (Callable 10/22/2024)	845,000	845,011
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)	635,000	642,808
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (e)	3,000,000	3,178,577
5.00%, 06/30/2030 (e)	1,500,000	1,600,285
Pennsylvania Economic Development Financing Authority Parking System Revenue, 5.00%, 01/01/2026	1,250,000	1,281,059
Pennsylvania Higher Education Assistance Agency, 5.00%, 06/01/2029 (e)	725,000	777,164
Pennsylvania Higher Educational Facilities Authority, 5.00%, 05/01/2025	575,000	580,089
Pennsylvania Housing Finance Agency
4.00%, 10/01/2046 (Callable 04/01/2026)	665,000	665,143
4.25%, 10/01/2052 (Callable 04/01/2032)	1,075,000	1,096,697
6.25%, 10/01/2053 (Callable 04/01/2033)	4,000,000	4,428,745
Pennsylvania Turnpike Commission
5.00%, 12/01/2028	450,000	473,594
5.00%, 12/01/2032 (Callable 12/01/2027)	1,520,000	1,607,785
Reading School District, 0.00%, 01/15/2026 (d)	670,000	639,668
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2025	40,000	40,818
State Public School Building Authority, 0.00%, 05/15/2028 (d)	2,075,000	1,837,157
Township of North Fayette PA, 4.00%, 04/15/2025 (Callable 11/01/2024)	210,000	210,099
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2025	550,000	550,434
4.00%, 07/01/2026	725,000	729,828
5.00%, 07/01/2029	1,555,000	1,632,477
		36,060,216

Puerto Rico - 0.0%(f)
Puerto Rico Public Finance Corp., 6.00%, 08/01/2026	545,000	576,271

Rhode Island - 1.0%
Providence Public Building Authority
5.00%, 09/15/2026	3,230,000	3,365,397
5.00%, 09/15/2028	2,425,000	2,625,215
5.00%, 09/15/2030 (Callable 09/15/2029)	4,560,000	4,983,227
Rhode Island Health and Educational Building Corp.
5.00%, 05/15/2028	900,000	973,267
5.00%, 05/15/2029	750,000	826,452
Rhode Island Housing & Mortgage Finance Corp., 3.75%, 10/01/2049 (Callable 04/01/2029)	1,025,000	1,028,027
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 06/01/2025)	1,075,000	1,086,717
		14,888,302

South Carolina - 1.4%
City of Myrtle Beach SC, 5.00%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,040,835
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026) (a)	832,000	861,240
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 06/01/2026)	1,125,000	1,165,816
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,150,000	2,161,790
5.75%, 11/15/2029 (Callable 05/15/2025)	1,700,000	1,691,334
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2036 (Callable 07/01/2025)	130,000	130,430
4.00%, 07/01/2047 (Callable 01/01/2027)	340,000	340,766
4.50%, 07/01/2048 (Callable 07/01/2027)	165,000	166,806
4.00%, 01/01/2050 (Callable 07/01/2028)	1,270,000	1,283,860
4.00%, 07/01/2050 (Callable 07/01/2029)	1,190,000	1,202,265
3.00%, 01/01/2052 (Callable 07/01/2030)	7,860,000	7,754,988
Spartanburg Housing Authority, 2.00%, 03/01/2026 (Callable 03/01/2025) (a)	2,671,000	2,646,380
		20,446,510

South Dakota - 0.2%
City of Rapid City SD Airport Revenue, 5.00%, 12/01/2025	310,000	314,240
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2025	100,000	99,360
3.00%, 09/01/2027	105,000	103,794
3.00%, 09/01/2028	200,000	196,210
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	2,500,000	2,769,892
		3,483,496

Tennessee - 1.8%
City of Jackson TN
5.00%, 04/01/2026 (Callable 04/01/2025)	1,065,000	1,072,479
5.00%, 04/01/2027 (Callable 04/01/2025)	645,000	650,309
5.00%, 04/01/2027 (Callable 04/01/2025)	20,000	20,161
City of Manchester TN, 2.00%, 08/01/2028	1,235,000	1,194,495
City of Memphis TN Electric System Revenue, 5.00%, 12/01/2029 (Callable 12/01/2026)	2,165,000	2,265,033
City of Memphis TN Gas Revenue, 5.00%, 12/01/2029 (Callable 12/01/2026)	2,185,000	2,285,957
City of Morristown TN, 2.00%, 03/01/2029	1,635,000	1,569,888
City of Sevierville TN, 5.00%, 06/01/2027	2,845,000	3,037,612
Cleveland Housing Authority, 4.00%, 08/01/2026 (a)(b)	2,880,000	2,895,641
Johnson City Health & Educational Facilities Board, 0.00%, 07/01/2028 (d)	75,000	65,922
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	125,000	127,096
3.85%, 02/01/2048 (a)	2,250,000	2,270,440
Tennergy Corp./TN
5.25%, 12/01/2026	700,000	723,687
5.50%, 12/01/2027	770,000	812,457
5.50%, 12/01/2028	1,000,000	1,067,352
5.50%, 12/01/2029	2,230,000	2,418,110
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 01/01/2025)	685,000	685,915
4.00%, 07/01/2039 (Callable 10/22/2024)	55,000	54,939
4.00%, 01/01/2043 (Callable 07/01/2027)	310,000	311,606
3.75%, 01/01/2050 (Callable 01/01/2029)	1,625,000	1,634,211
6.25%, 01/01/2054 (Callable 07/01/2032)	1,980,000	2,191,214
		27,354,524

Texas - 17.3%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031 (b)	1,120,000	1,034,754
Alice Independent School District, 5.00%, 08/15/2027	790,000	842,358
Alief Independent School District, 5.00%, 02/15/2027	1,040,000	1,101,150
Allen Independent School District, 4.00%, 02/15/2029 (Callable 02/15/2027)	1,985,000	2,045,119
Arcola Municipal Management District No 1, 6.50%, 11/01/2030	2,025,000	2,239,537
Arlington Higher Education Finance Corp.
5.00%, 08/15/2026	450,000	470,508
5.00%, 08/15/2027	530,000	567,102
4.00%, 08/15/2028	370,000	382,977
4.88%, 06/15/2056 (Callable 06/15/2025) (a)(b)	1,750,000	1,775,359
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026) (a)	4,075,000	4,162,647
3.50%, 11/01/2043 (Callable 05/01/2025) (a)	3,500,000	3,506,572
Austin Affordable PFC, Inc., 5.00%, 11/01/2028 (Callable 11/01/2027) (a)	2,857,000	3,027,064
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2024	1,595,000	1,595,000
Banquete Independent School District
5.00%, 08/01/2027	250,000	266,980
5.00%, 08/01/2028	210,000	228,572
5.00%, 08/01/2029	265,000	293,986
5.00%, 08/01/2030	200,000	224,995
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025) (a)	4,000,000	4,033,094
Brazos Higher Education Authority, Inc., 5.00%, 04/01/2030 (e)	1,050,000	1,127,005
Brookfield Water Control & Improvement District, 7.00%, 09/01/2028	415,000	479,572
Cayuga Independent School District, 5.00%, 02/15/2029	1,135,000	1,248,342
Central Texas Turnpike System, 0.00%, 08/15/2026 (d)	9,060,000	8,581,093
Charlotte Independent School District
5.00%, 08/01/2028	245,000	266,387
5.00%, 08/01/2030	380,000	426,399
Chisum Independent School District
5.00%, 08/15/2026	620,000	647,559
5.00%, 08/15/2027	325,000	347,005
Cimarron Municipal Utility District, 4.00%, 03/01/2025	70,000	70,188
City of Allen TX
5.00%, 08/15/2027	300,000	320,484
5.00%, 08/15/2028	500,000	545,221
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2028	200,000	217,678
5.00%, 09/01/2029	495,000	548,835
City of Dallas Housing Finance Corp., 5.00%, 07/01/2042 (Callable 01/01/2027) (a)	2,110,000	2,205,249
City of Dallas TX Hotel Occupancy Tax Revenue, 4.00%, 08/15/2030 (Callable 08/15/2026)	1,000,000	1,013,191
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2029 (Callable 11/01/2024)	1,500,000	1,502,358
City of Pearland TX, 5.00%, 03/01/2030 (Callable 03/01/2026)	885,000	909,600
City of Temple TX, 5.00%, 08/01/2028	360,000	391,180
Clifton Higher Education Finance Corp., 5.00%, 08/15/2026	1,010,000	1,042,549
Collin County Municipal Utility District No 2
7.00%, 09/01/2029	2,435,000	2,673,889
4.50%, 09/01/2030	4,450,000	4,648,750
Colony Municipal Utility District No 1A
7.00%, 08/15/2027	280,000	307,511
7.00%, 08/15/2028	295,000	332,841
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2027	555,000	571,079
4.00%, 03/01/2028	580,000	601,774
Cool Water Municipal Utility District, 7.00%, 08/15/2029	1,325,000	1,473,265
Cotulla Independent School District, 5.00%, 02/15/2028	1,250,000	1,352,600
County of McLennan TX, 5.00%, 06/01/2025	240,000	242,136
County of Wise TX, 5.00%, 08/15/2026	850,000	872,629
Cypress-Fairbanks Independent School District, 5.00%, 02/15/2027	2,740,000	2,899,154
Decatur Hospital Authority, 5.75%, 09/01/2029	855,000	927,241
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 02/15/2025)	220,000	221,793
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050 (a)	2,000,000	2,064,561
Eanes Independent School District, 5.00%, 08/01/2028	1,060,000	1,157,799
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029	835,000	914,893
Fort Bend County Municipal Utility District No 134D, 5.75%, 09/01/2030	5,050,000	5,443,983
Fort Bend County Municipal Utility District No 182, 5.00%, 09/01/2030	3,985,000	4,180,728
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030	2,020,000	2,264,397
Fort Bend County Municipal Utility District No 222, 6.50%, 07/01/2030	1,560,000	1,747,864
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	5,000,000	5,153,133
Frisco Independent School District, 0.00%, 08/15/2029 (d)	100,000	86,506
Fulshear Municipal Utility District No 3A
5.50%, 09/01/2030	2,990,000	3,220,279
5.50%, 09/01/2030	1,800,000	1,938,730
Galena Park Independent School District, 0.00%, 08/15/2026 (d)	1,000,000	950,293
Generation Park Management District, 6.00%, 09/01/2030	6,435,000	7,050,752
Goliad Independent School District, 5.00%, 02/15/2026	1,005,000	1,037,482
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	2,865,000	2,948,853
5.75%, 07/01/2027	670,000	700,218
Harris County Municipal Utility District No 120, 3.25%, 08/01/2025 (Callable 11/01/2024)	350,000	350,040
Harris County Municipal Utility District No 165, 5.00%, 03/01/2030	2,380,000	2,505,867
Harris County Municipal Utility District No 422
4.50%, 09/01/2030	1,800,000	1,863,289
4.50%, 09/01/2030	1,050,000	1,086,919
Harris County Municipal Utility District No 55, 5.00%, 02/01/2030	4,685,000	4,947,716
Houston Independent School District, 3.50%, 06/01/2039 (a)	4,885,000	4,891,575
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)	3,750,000	3,996,377
Katy Development Authority
3.00%, 06/01/2028 (Callable 06/01/2027)	375,000	373,201
3.00%, 06/01/2029 (Callable 06/01/2027)	450,000	446,058
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030	1,335,000	1,500,812
Kilgore Independent School District, 2.00%, 02/15/2052 (a)	155,000	153,622
Klein Independent School District, 5.00%, 08/01/2028	750,000	820,348
La Joya Independent School District, 5.00%, 02/15/2028	1,355,000	1,452,865
La Vega Independent School District
5.00%, 02/15/2027	170,000	179,512
5.00%, 02/15/2028	125,000	134,755
5.00%, 02/15/2029	250,000	274,857
Lake Dallas Independent School District, 0.00%, 08/15/2026 (d)	1,000,000	950,469
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026	505,000	533,860
6.50%, 09/01/2026	300,000	319,920
6.00%, 09/01/2027	645,000	699,980
6.50%, 09/01/2027	300,000	329,736
Leander Independent School District, 5.00%, 08/15/2026	1,150,000	1,203,487
Llano Independent School District, 5.00%, 02/15/2027	1,400,000	1,480,987
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 11/01/2025) (e)	3,775,000	3,827,552
Lower Colorado River Authority, 4.75%, 01/01/2028	90,000	93,025
Manor Independent School District
5.00%, 08/01/2026	100,000	104,519
5.00%, 08/01/2027	1,015,000	1,086,528
Matagorda County Navigation District No 1, 4.55%, 05/01/2030 (e)	2,015,000	2,131,885
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028	1,080,000	1,175,029
Midland Independent School District, 5.00%, 02/15/2028	2,000,000	2,166,186
Montgomery County Municipal Utility District No 105, 2.00%, 09/01/2027 (Callable 09/01/2025)	435,000	413,976
Montgomery County Municipal Utility District No 165, 6.25%, 09/01/2030	1,480,000	1,614,833
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029	1,120,000	1,235,775
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 11/01/2024)	705,000	706,195
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	700,000	721,963
North Texas Higher Education Authority, Inc.
5.00%, 06/01/2027 (e)	250,000	260,157
5.00%, 06/01/2028 (e)	1,100,000	1,157,119
5.00%, 06/01/2029 (e)	1,450,000	1,538,863
4.13%, 06/01/2045 (Callable 06/01/2031) (e)	2,000,000	1,973,915
North Texas Tollway Authority, 0.00%, 01/01/2029 (d)	7,810,000	6,879,666
Northlake Municipal Management District No 1, 6.75%, 03/01/2027	545,000	589,739
Northside Independent School District
5.00%, 08/01/2026	500,000	522,780
5.00%, 08/01/2027	500,000	536,230
5.00%, 08/01/2028	2,880,000	3,152,350
2.00%, 06/01/2052 (a)	3,735,000	3,620,295
Port of Port Arthur Navigation District, 3.00%, 04/01/2040 (Callable 10/01/2024) (a)	2,300,000	2,300,000
Prosper Independent School District, 4.00%, 02/15/2050 (a)	1,250,000	1,270,916
PSC/TX, 3.75%, 12/01/2040	6,100,000	6,029,092
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027) (a)	3,000,000	3,098,593
San Antonio Independent School District/TX, 5.00%, 08/15/2028	750,000	820,733
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)	1,250,000	1,323,168
San Antonio Water System, 2.85%, 05/01/2054 (Callable 10/01/2024) (a)	9,000,000	8,999,999
Sienna Municipal Utility District No 4
2.00%, 09/01/2027 (Callable 09/01/2025)	500,000	473,884
2.00%, 09/01/2028 (Callable 09/01/2025)	315,000	291,929
Sienna Municipal Utility District No 6
5.50%, 09/01/2027	375,000	399,256
5.50%, 09/01/2028	390,000	423,428
6.50%, 09/01/2029	1,300,000	1,424,986
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028 (a)	3,500,000	3,569,601
Spring Independent School District, 5.00%, 08/15/2030	4,000,000	4,492,738
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	2,000,000	2,013,217
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2024	335,000	335,043
2.25%, 11/15/2025	225,000	220,263
5.00%, 11/15/2026	490,000	499,776
5.00%, 11/15/2028 (Callable 11/15/2027)	1,050,000	1,078,790
5.00%, 11/15/2029 (Callable 11/15/2027)	1,855,000	1,904,830
Tarrant County Housing Finance Corp.
5.00%, 03/01/2027 (Callable 03/01/2026) (a)	1,000,000	1,027,433
5.00%, 09/01/2028 (Callable 09/01/2027) (a)	1,000,000	1,058,124
Texas Department of Housing & Community Affairs
5.00%, 03/01/2041 (Callable 03/01/2025) (a)	2,000,000	2,016,588
4.75%, 03/01/2049 (Callable 09/01/2027)	345,000	349,660
5.50%, 09/01/2052 (Callable 03/01/2032)	2,865,000	3,089,053
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2027	6,250,000	6,558,881
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029) (a)	3,500,000	3,810,988
Texas Municipal Gas Acquisition and Supply Corp. I, 4.94% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 10/01/2024)	8,300,000	8,298,319
Texas Municipal Gas Acquisition and Supply Corp. II, 4.35% (3 mo. Term SOFR + 1.05%), 09/15/2027	2,625,000	2,635,057
Texas State Affordable Housing Corp.
5.00%, 04/01/2043 (Callable 09/01/2025) (a)	1,500,000	1,544,909
4.25%, 03/01/2049 (Callable 03/01/2029)	285,000	288,702
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 12/01/2025) (a)	4,410,000	4,444,601
Viridian Municipal Management District
5.00%, 12/01/2025	170,000	173,572
5.00%, 12/01/2025	100,000	102,101
4.00%, 12/01/2026 (Callable 11/01/2024)	340,000	340,223
5.00%, 12/01/2026	200,000	209,962
5.00%, 12/01/2026	195,000	204,713
5.00%, 12/01/2027	250,000	267,349
5.00%, 12/01/2028	250,000	271,415
5.00%, 12/01/2028	200,000	217,132
Waller Consolidated Independent School District, 6.00%, 02/15/2027	2,680,000	2,896,396
Waller County Municipal Utility District No 37
6.50%, 09/01/2030	1,430,000	1,607,208
7.25%, 09/01/2030	575,000	651,330
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028	1,030,000	1,092,970
		257,804,562

Utah - 0.2%
City of Salt Lake City UT Airport Revenue, 5.00%, 07/01/2030 (Callable 07/01/2027) (e)	1,600,000	1,668,377
Duchesne County School District, 5.00%, 06/01/2025	200,000	202,043
Utah Charter School Finance Authority, 3.63%, 06/15/2029 (Callable 06/15/2027) (b)	850,000	821,333
Utah Housing Corp., 4.00%, 01/01/2045 (Callable 01/01/2026)	545,000	544,759
		3,236,512

Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2026	695,000	703,999
5.00%, 10/15/2028 (Callable 10/15/2026)	875,000	885,502
Vermont Housing Finance Agency
4.00%, 11/01/2044 (Callable 11/01/2024)	15,000	15,118
4.00%, 11/01/2048 (Callable 05/01/2027)	545,000	546,688
4.00%, 11/01/2049 (Callable 05/01/2028)	1,445,000	1,462,227
3.75%, 11/01/2050 (Callable 05/01/2029)	895,000	897,920
		4,511,454

Virginia - 1.5%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	1,000,000	959,585
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	355,000	361,805
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)	5,000,000	5,228,737
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026) (a)	1,650,000	1,685,124
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025 (Callable 11/01/2024)	700,000	699,039
5.00%, 05/01/2043 (Callable 05/01/2026) (a)	1,500,000	1,546,857
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,500,000	1,562,772
Virginia Commonwealth Transportation Board, 5.00%, 05/15/2030 (Callable 11/15/2027)	1,355,000	1,449,508
Virginia Public Building Authority
5.00%, 08/01/2029 (Callable 08/01/2026) (e)	3,500,000	3,622,544
5.00%, 08/01/2029	2,430,000	2,718,191
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)	1,115,000	1,161,150
5.25%, 10/01/2029 (Callable 11/01/2024)	1,005,000	1,006,009
		22,001,321

Washington - 2.7%
Central Puget Sound Regional Transit Authority
4.75%, 02/01/2028 (Callable 11/01/2024)	185,000	187,058
3.35% (SIFMA Municipal Swap Index + 0.20%), 11/01/2045 (Callable 11/01/2025)	9,000,000	8,916,424
Central Washington University, 4.00%, 05/01/2026 (Callable 11/01/2024)	435,000	435,162
City of Seattle WA Municipal Light & Power Revenue, 3.40% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 05/01/2026)	8,855,000	8,692,514
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/01/2025) (a)	450,000	436,809
King County Public Hospital District No 1
5.00%, 12/01/2034 (Callable 12/01/2028)	945,000	1,004,338
5.00%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,289,679
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2025	445,000	446,324
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 11/01/2024)	675,000	675,265
Seattle Housing Authority, 1.00%, 06/01/2026 (Callable 10/22/2024)	2,000,000	1,913,169
Tacoma Metropolitan Park District
4.00%, 12/01/2026	195,000	201,021
4.00%, 12/01/2027	2,505,000	2,614,418
4.00%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,765,140
Washington Health Care Facilities Authority
5.00%, 10/01/2026	1,520,000	1,575,400
5.00%, 12/01/2026 (b)	285,000	297,315
Washington State Housing Finance Commission
6.00%, 07/01/2025 (b)	335,000	341,197
5.00%, 07/01/2028	210,000	224,835
4.50%, 07/01/2030 (Callable 07/01/2025) (b)	2,530,000	2,533,611
6.50%, 07/01/2030 (Callable 07/01/2025) (b)	800,000	817,430
4.75%, 01/01/2034 (Callable 01/01/2030) (b)	940,000	943,124
6.75%, 07/01/2035 (Callable 07/01/2025) (b)	1,130,000	1,156,690
		39,466,923

West Virginia - 0.5%
West Virginia Housing Development Fund, 3.00%, 11/01/2026	2,445,000	2,441,214
Wyoming County Board of Education
5.00%, 06/01/2027	875,000	925,856
5.00%, 06/01/2028	1,030,000	1,110,655
5.00%, 06/01/2029	1,095,000	1,200,973
5.00%, 06/01/2030	1,010,000	1,121,609
		6,800,307

Wisconsin - 3.8%
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 11/01/2024)	150,000	150,027
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 06/01/2026)	970,000	987,422
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 11/01/2024)	125,000	125,125
County of St Croix WI, 2.60%, 03/01/2027	625,000	612,922
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,530,451
D C Everest Area School District/WI
3.63%, 04/01/2038 (Callable 04/01/2027)	1,310,000	1,345,443
3.63%, 04/01/2038 (Callable 04/01/2027)	1,290,000	1,326,482
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	7,000,000	7,176,408
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 11/01/2024)	175,000	173,659
Public Finance Authority
5.00%, 10/01/2024 (b)	1,605,000	1,605,000
5.00%, 04/01/2025	60,000	60,266
5.00%, 07/01/2025 (e)	265,000	267,147
5.00%, 07/01/2026 (e)	465,000	476,394
5.00%, 07/01/2027 (b)	290,000	304,191
5.00%, 10/01/2027 (b)	500,000	514,482
5.00%, 07/01/2028 (e)	1,245,000	1,311,935
5.00%, 07/01/2028 (b)	250,000	266,077
9.00%, 11/01/2028 (Callable 11/01/2027) (b)	1,850,000	1,946,909
5.50%, 12/15/2028 (Callable 06/01/2025) (b)	2,900,000	2,917,401
5.00%, 07/01/2029 (e)	1,365,000	1,455,532
0.00%, 09/01/2029 (Callable 09/01/2026) (b)(d)	300,000	213,616
5.00%, 10/01/2029 (b)	3,000,000	3,126,125
6.13%, 12/15/2029 (Callable 12/15/2027) (b)	2,500,000	2,513,650
5.00%, 07/01/2030 (b)	995,000	1,081,981
3.30%, 10/01/2046 (a)	1,375,000	1,378,410
Village of Kewaskum WI
5.00%, 04/01/2026	175,000	177,917
5.00%, 04/01/2029	165,000	175,767
5.00%, 04/01/2030	330,000	354,464
Wisconsin Center District
0.00%, 12/15/2024 (d)	125,000	124,022
5.25%, 12/15/2027	50,000	51,917
0.00%, 12/15/2031 (d)	1,000,000	778,917
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2025	300,000	301,333
5.00%, 07/01/2025 (Callable 10/22/2024)	660,000	660,580
2.75%, 08/15/2025 (Callable 11/01/2024)	1,440,000	1,432,182
4.00%, 09/15/2025	765,000	764,633
5.00%, 11/01/2025	245,000	246,426
5.00%, 02/15/2026	855,000	873,804
5.00%, 02/15/2026	400,000	408,797
5.00%, 11/01/2026	710,000	720,909
5.00%, 08/01/2027 (Callable 07/01/2026) (b)	7,000,000	7,197,278
4.00%, 09/15/2027	830,000	831,141
5.00%, 02/15/2028	515,000	545,515
5.00%, 11/01/2029 (Callable 11/01/2026)	815,000	843,877
5.00%, 02/15/2051 (Callable 08/15/2026) (a)	5,450,000	5,603,502
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	80,000	79,793
4.00%, 03/01/2048 (Callable 03/01/2027)	130,000	130,426
4.25%, 03/01/2049 (Callable 09/01/2028)	410,000	416,291
		56,586,546

Wyoming - 0.3%
Carbon County Specific Purpose Tax Joint Powers Board
5.00%, 06/15/2025	950,000	961,302
5.00%, 06/15/2026	340,000	349,786
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	2,000,000	2,005,883
Wyoming Community Development Authority
2.60%, 12/01/2031 (Callable 06/01/2031)	620,000	568,311
4.00%, 12/01/2043 (Callable 06/01/2027)	110,000	109,886
3.75%, 12/01/2049 (Callable 12/01/2028)	710,000	709,462
		4,704,630
TOTAL MUNICIPAL BONDS (Cost $1,455,581,641)		1,461,621,647

U.S. TREASURY SECURITIES - 0.7%	Par	Value
United States Treasury Note/Bond, 0.50%, 04/30/2027	12,000,000	11,094,844
TOTAL U.S. TREASURY SECURITIES (Cost $10,760,012)		11,094,844

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.25% (g)	5,848,352	5,848,352
TOTAL SHORT-TERM INVESTMENTS (Cost $5,848,352)		5,848,352

TOTAL INVESTMENTS - 99.5% (Cost $1,472,190,005)		1,478,564,843
Other Assets in Excess of Liabilities - 0.5%		7,536,565
TOTAL NET ASSETS - 100.0%		$1,486,101,408

Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $80,754,246 or 5.4% of the Fund’s net assets.

(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2024, the total value of securities subject to the AMT was $64,813,844 or 4.6% of net assets.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Short-Term Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,461,621,647	$–	$1,461,621,647
U.S. Treasury Securities	–	11,094,844	–	11,094,844
Money Market Funds	5,848,352	–	–	5,848,352
Total Investments	$5,848,352	$1,472,716,491	$–	$1,478,564,843

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.